CONSOLIDATED BALANCE SHEETS (UNAUDITED) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013
Current Assets:
Cash and cash equivalents	$ 479	$ 563
Accounts receivable, less allowance for doubtful accounts of $80 and $82, respectively	1,700	1,718
Inventories	675	647
Prepaid expenses and other current assets	851	850
Deferred income taxes	250	250
Assets of Disposal Group, Including Discontinued Operation, Current	843	828
Total Current Assets	4,798	4,856
Property, plant and equipment, net	1,271	1,285
Goodwill	4,179	4,163
Intangible assets, net	794	791
Other assets	971	1,081
Total Assets	12,013	12,176
Current Liabilities:
Loans payable and current maturities of long-term debt	180	20
Accounts payable	793	851
Accrued and other current liabilities	1,729	1,859
Deferred revenue	362	394
Liabilities of Disposal Group, Including Discontinued Operation, Current	220	225
Total Current Liabilities	3,284	3,349
Long-term debt	1,443	1,443
Deferred revenue	361	370
Other liabilities	1,759	1,881
Total Liabilities	6,847	7,043
Commitments and Contingencies (see Note 11)
Redeemable noncontrolling interest	12	12
Tyco Shareholders' Equity:
Common shares CHF 0.50 par value, 825,222,070 shares authorized, 486,363,050 shares issued as of both December 27, 2013 and September 27, 2013	208	208
Common shares held in treasury, 26,217,435 and 22,902,706 shares as of December 27, 2013 and September 27, 2013, respectively	(1,031)	(912)
Contributed surplus	3,669	3,754
Accumulated earnings	3,305	3,035
Accumulated other comprehensive loss	(1,021)	(987)
Total Tyco Shareholders' Equity	5,130	5,098
Nonredeemable noncontrolling interest	24	23
Total Equity	5,154	5,121
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$ 12,013	$ 12,176